SunAmerica Asset Management Corp.
 733 Third Avenue, Third Floor
 New York, NY 10017



 July 16, 1999


 EDGAR Postmaster, BDM: Postmaster


 Re:  Seasons Series Trust
      Securities Act File No. 333-08653
      Post-Effective Amendment No. 6

 Ladies and Gentlemen:

      I hereby represent that, with respect to the Prospectus and Statement of Additional Information of the above-referenced Fund, dated July 15, 1999, no changes were made from the Prospectus and the Statement of Additional Information contained in the Post Effective Amendment No. 6 to the Fund's Registration Statement on Form N-1A, which was filed with the Commission on July 15, 1999.

      Please provide a Notice of Acceptance for receipt of this filing.


                          Very truly yours


                          /s/ Robert M. Zakem

                          Robert M. Zakem
                          Senior Vice President
                          and General Counsel